Consolidated Financial Information of Parent (Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 52,476	$ 47,669	$ 1,096
Adjustments to reconcile net income to net cash flows provided by operating activities:
Share-based compensation	3,177	3,635	4,768
Changes in operating assets and liabilities:
Other assets	(1,969)	5,644	(1,913)
Payable to related parties	(10,544)	(4,837)	1,781
Accrued and other liabilities	4,576	13,247	(2,135)
Net cash flows (used in) provided by operating activities	181,474	180,382	110,277
Cash Flows from Investing Activities
Net cash flows provided by (used in) investing activities	(608,590)	56,080	(51,253)
Cash Flows from Financing Activities
Proceeds for unsecured borrowings	291,389
Dividends	(30,531)	(21,629)	(20,738)
Dividend equivalents	(940)	(884)	(360)
Shares repurchased			(13,142)
Net cash flows provided by (used in) financing activities	668,464	(155,443)	(141,026)
Net (decrease) increase in cash	241,348	81,019	(82,002)
Cash at beginning of period	163,124	82,105	164,107
Cash at end of period	404,472	163,124	82,105
Supplemental Disclosure of Non Cash Activities:
Taxes paid	84	2,057	1,381
Parent Company [Member]
Cash Flows from Operating Activities
Net income	52,476	47,669	1,096
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries	(51,136)	(47,602)	(6,613)
Equity in earnings of unconsolidated subsidiary	(1,871)	(1,631)	(279)
Income tax benefit	(1,654)	(1,203)	(497)
Share-based compensation	3,177	3,635	4,768
Amortization of debt discount and others	76
Changes in operating assets and liabilities:
Receivable/(payable) to subsidiaries	12,797	(3,330)	13,967
Other assets	45	7	(69)
Payable to related parties	(1,435)	1,121	(22)
Accrued and other liabilities	670	1,316	(133)
Net cash flows (used in) provided by operating activities	13,145	(18)	12,218
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(256,515)	(21,000)	(122,703)
Distributions received from subsidiaries	6,000	41,462	102,109
Capital contributions to unconsolidated subsidiary			(5,863)
Distributions received from unconsolidated subsidiary		458	1,007
Notes payable to subsidiaries			(47,100)
Net cash flows provided by (used in) investing activities	(250,515)	20,920	(72,550)
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid	172,595	23,914
Proceeds for unsecured borrowings	291,389
Dividends	(30,531)	(21,629)	(20,738)
Dividend equivalents	(940)	(884)	(360)
Shares repurchased			(13,142)
Net cash flows provided by (used in) financing activities	432,513	1,401	(34,240)
Net (decrease) increase in cash	195,143	22,303	(94,572)
Cash at beginning of period	82,124	59,821	154,393
Cash at end of period	$ 277,267	$ 82,124	$ 59,821